SHAREHOLDERS EQUITY - Capital Stock (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Capital Stock
Quantity	2,307,099,812
Percentage of shares issued	100.00%
Share capital	R$ 70,099,826	R$ 69,813,740
Transactions costs on issuance of shares	R$ (108,186)	(108,186)
Federal Government
Capital Stock
Quantity	667,889,378
Percentage of shares issued	28.95%
BNDES
Capital Stock
Quantity	92,807,935
Percentage of shares issued	4.02%
BNDESPAR
Capital Stock
Quantity	90,647,537
Percentage of shares issued	3.93%
BlackRock
Capital Stock
Quantity	80,299,573
Percentage of shares issued	3.48%
GIC Private
Capital Stock
Quantity	137,626,357
Percentage of shares issued	5.97%
American Depositary Receipts - ADR's
Capital Stock
Quantity	53,696,653
Percentage of shares issued	2.33%
Radar Resource Manager
Capital Stock
Quantity	30,609,808
Percentage of shares issued	1.33%
Others
Capital Stock
Quantity	1,153,522,571
Percentage of shares issued	49.99%
CAPITAL STOCK
Capital Stock
Share capital	R$ 69,991,640	R$ 69,705,554
ORDINARY
Capital Stock
Quantity	2,027,011,498
Percentage of shares issued	100.00%
ORDINARY | Federal Government
Capital Stock
Quantity	667,888,884
Percentage of shares issued	32.95%
ORDINARY | BNDES
Capital Stock
Quantity	74,545,264
Percentage of shares issued	3.68%
ORDINARY | BNDESPAR
Capital Stock
Quantity	71,956,435
Percentage of shares issued	3.55%
ORDINARY | BlackRock
Capital Stock
Quantity	67,106,823
Percentage of shares issued	3.31%
ORDINARY | GIC Private
Capital Stock
Quantity	129,798,537
Percentage of shares issued	6.40%
ORDINARY | American Depositary Receipts - ADR's
Capital Stock
Quantity	48,196,314
Percentage of shares issued	2.38%
ORDINARY | Radar Resource Manager
Capital Stock
Quantity	349,732
Percentage of shares issued	0.02%
ORDINARY | Others
Capital Stock
Quantity	967,169,509
Percentage of shares issued	47.71%
Series A PREFERENTIAL
Capital Stock
Quantity	146,920
Percentage of shares issued	100.00%
Annual rate of dividend (%)	8.00%
Series A PREFERENTIAL | Others
Capital Stock
Quantity	146,920
Percentage of shares issued	100.00%
Series B PREFERENTIAL
Capital Stock
Quantity	279,941,393
Percentage of shares issued	100.00%
Annual rate of dividend (%)	6.00%
Series B PREFERENTIAL | Federal Government
Capital Stock
Quantity	493
Series B PREFERENTIAL | BNDES
Capital Stock
Quantity	18,262,671
Percentage of shares issued	6.52%
Series B PREFERENTIAL | BNDESPAR
Capital Stock
Quantity	18,691,102
Percentage of shares issued	6.68%
Series B PREFERENTIAL | BlackRock
Capital Stock
Quantity	13,192,750
Percentage of shares issued	4.71%
Series B PREFERENTIAL | GIC Private
Capital Stock
Quantity	7,827,820
Percentage of shares issued	2.80%
Series B PREFERENTIAL | American Depositary Receipts - ADR's
Capital Stock
Quantity	5,500,339
Percentage of shares issued	1.96%
Series B PREFERENTIAL | Radar Resource Manager
Capital Stock
Quantity	30,260,076
Percentage of shares issued	10.81%
Series B PREFERENTIAL | Others
Capital Stock
Quantity	186,206,142
Percentage of shares issued	66.52%
Golden Shares
Capital Stock
Quantity	1
Percentage of shares issued	100.00%
Golden Shares | Federal Government
Capital Stock
Quantity	1
Percentage of shares issued	100.00%